Cover	Nov. 12, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 2 to the Current Report on Form 8-K filed on November 13, 2024 (the “Form 8-K”), as amended by Current Report on Form 8-K/A No. 1 filed on November 13, 2024 (“Amendment No. 1”), is being filed to (i) update the disclosure under Item 1.01. Entry into a Material Definitive Agreement. of the Form 8-K to correct the closing date and the number of shares of Series G Preferred Series G convertible stock, par value $0.001 per share (“Series G Preferred Stock”), issued in accordance with the terms of the Securities Purchase Agreement, dated November 12, 2024 (the “Securities Purchase Agreement”), by and among IMAC Holdings, Inc. (the “Company”) and certain accredited investors (the “Investors”) and (ii) to file the correct versions of Exhibits 10.1 and 10.2. Wrong versions of Exhibits 10.1 and 10.2 were previously filed with the Form 8-K and Amendment No. 1. No other change to the Form 8-K or Amendment No. 1 is effected by this Amendment No. 2.
Document Period End Date	Nov. 12, 2024
Entity File Number	001-38797
Entity Registrant Name	IMAC Holdings, Inc.
Entity Central Index Key	0001729944
Entity Tax Identification Number	83-0784691
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3401 Mallory Lane
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Franklin
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37067
City Area Code	(844)
Local Phone Number	266-4622
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	BACK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false